5. Risk Management (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Risk Management Details Narrative
Total exposure	R$ 5,702,375	R$ 5,692,984
Financial instrument assets from related parties	815,160	871,709
Effects on profit for the year before taxes	87,133	86,910
Effects on results before taxes	R$ 570,238	R$ 569,298
Leverage ratio	36.00%	40.00%
Financial instrument assets receivables from related parties	R$ 815,160	R$ 871,709
Reimbursement of additional retirement and pension plan	R$ 709,208	R$ 788,180